RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	R$ 7,183,691	R$ 3,961,408
Deferred income tax and social contributions	3,978,754	8,315,386
Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	743,924
2020 | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	108,233
2021 | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	119,966
2022 | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	155,840
2023 | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	176,677
2024 | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred tax assets	183,208
Certain subsidiaries | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Deferred income tax and social contributions	2,840,157	R$ 2,121,250
CGTEE and Eletrosul | Tax Credits without Tax Losses and Negative Base
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Tax credits that may be acknowledged if future taxable income evidence is identified	R$ 1,603,154